Related-Party Disclosures - Schedule of Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 207.3	$ 143.0
Distributions Paid	6.9	0.9
Amounts Owed by Related Parties	$ 30.0	$ 24.5